Provisions for other liabilities and charges	9 Months Ended
Sep. 30, 2022
Provisions for other liabilities and charges
Provisions for other liabilities and charges

21.Provisions for other liabilities and charges

Decommissioning and site restoration provision

	September 30,	December 31,
	2022	2021
	$’000	$’000

At January 1	71,941	53,266
Additions through business combinations (note 27)	69,327	8,347
(Decrease)/increase in provisions	(15,153)	7,212
Payments for tower and tower equipment decommissioning	(177)	(231)
Reversal of decommissioning through profit and loss	—	(2,671)
Unwinding of discount	5,224	4,644
Effects of movement in exchange rates	(11,260)	1,374
At end of period/year	119,902	71,941
Analysis of total decommissioning and site restoration provisions:
Non‑current	119,406	71,598
Current	496	343
	119,902	71,941

This provision relates to the probable obligation that the Group may incur to dismantle and remove assets from tower sites. The amount recognized initially is the present value of the estimated amount that will be required to decommission and restore the leased sites to their original states, discounted using the current borrowing rates of individual operations within the Group. The amount provided for each site has been discounted based on the respective lease terms attached to each site.